SUBSEQUENT EVENT (Details) (CAD)	12 Months Ended					0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Series Y TransCanada PipeLines Limited	Dec. 31, 2012 Series Y TransCanada PipeLines Limited	Jan. 20, 2014 Subsequent events	Jan. 20, 2014 Subsequent events Series 9 preferred stock	Jan. 20, 2014 Subsequent events Series 10 preferred stock	Jan. 27, 2014 Subsequent events Series Y TransCanada PipeLines Limited
Subsequent Event [Line Items]
Number of shares issued							18,000,000
Share price							25
Preferred shares issued, net of issue costs	585,000,000	0	0				450,000,000
Dividend rate per share (in Canadian dollars per share)				2.80	2.80		1.0625
Dividend rate reset period							5 years
Preferred stock dividend margin on variable rate							2.35%	2.35%
Redemption price per share (in Canadian dollars per share)				50.00			25.00		50
Proceeds from Sale of Other Assets						190,000,000
Number of shares authorized to be redeemed									4,000,000
Preferred stock dividend rate									5.60%
Accrued and unpaid dividends, in CAD per share									0.2455
Par value of preferred stock outstanding									200,000,000
Annualized dividends of shares outstanding									11,200,000